Leases - Summary of Lessee, Operating Lease, Liability, Maturity and Finance Lease, Liability, Fiscal Year Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating Leases
2022	$ 2,604
2023	4,965
2024	4,324
2025	3,561
2026	2,659
Thereafter	3,246
Total future lease payment	21,359
Less: amount representing interest	(2,259)
Present value of future lease payment (lease liability)	19,100
Lease liabilities, current	4,486	$ 0
Lease liabilities, noncurrent	14,614	$ 0
Finance Leases
2022	28
2023	46
2024	38
2025	4
2026	1
Thereafter	0
Total future lease payment	117
Less: amount representing interest	(6)
Present value of future lease payment (lease liability)	111
Lease liabilities, current	47
Lease liabilities, noncurrent	$ 64